Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Note 23—Related Party Transactions
Our related parties primarily include equity method

investments and certain trusts for the benefit of

employees.
Significant transactions with our equity affiliates were:

Millions of Dollars
2019 2018 2017
Operating revenues and other income $ 89 98 107
Purchases 38 98 99
Operating expenses and selling, general and administrative

expenses
65 60 59
Net interest (income) expense* (13) (14) (13)
*We

paid interest to, or received

interest from, various

affiliates.

See Note 6—Investments,

Loans and Long-Term

Receivables, for additional

information on loans to

affiliated companies.
The table above includes transactions with the FCCL

Partnership through the date of the sale.

See Note 6—
Investments, Loans and Long-Term Receivables, for additional information.